Cover	May 10, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 28, 2022
Entity Registrant Name	SmileDirectClub, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39037
Entity Tax Identification Number	83-4505317
Entity Address, Address Line One	414 Union Street
Entity Address, City or Town	Nashville,
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37219
City Area Code	800
Local Phone Number	848-7566
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A common stock, par value $.0001 per share
Trading Symbol	SDC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001775625